SUPPLEMENT TO THE CURRENTLY EFFECTIVE STATEMENT OF ADDITIONAL INFORMATION OF EACH OF THE LISTED FUNDS

Xtrackers Artificial Intelligence and Big Data ETF (XAIX)
Xtrackers California Municipal Bond ETF (CA)
Xtrackers Cybersecurity Select Equity ETF (PSWD)
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF (EMCR)
Xtrackers FTSE Developed ex US Multifactor ETF (DEEF)
Xtrackers Harvest CSI 300 China A-Shares ETF (ASHR)
Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF (ASHS)
Xtrackers High Beta High Yield Bond ETF (HYUP)
Xtrackers International Real Estate ETF (HAUZ)
Xtrackers Low Beta High Yield Bond ETF (HYDW)
Xtrackers MSCI All World ex US Hedged Equity ETF (DBAW)
Xtrackers MSCI All World ex US High Dividend Yield Equity ETF (HDAW)
Xtrackers MSCI EAFE ESG Leaders Equity ETF (EASG)
Xtrackers MSCI EAFE Hedged Equity ETF (DBEF)
Xtrackers MSCI EAFE High Dividend Yield Equity ETF (HDEF)
Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF (EMSG)
Xtrackers MSCI Emerging Markets Hedged Equity ETF (DBEM)
Xtrackers MSCI Europe Hedged Equity ETF (DBEU)
Xtrackers MSCI Eurozone Hedged Equity ETF (DBEZ)
Xtrackers MSCI Japan Hedged Equity ETF (DBJP)
Xtrackers MSCI Kokusai Equity ETF (KOKU)
Xtrackers MSCI USA Climate Action Equity ETF (USCA)
Xtrackers MSCI USA ESG Leaders Equity ETF (USSG)
Xtrackers Municipal Infrastructure Revenue Bond ETF (RVNU)
Xtrackers Net Zero Pathway Paris Aligned US Equity ETF (USNZ)
Xtrackers Risk Managed USD High Yield Strategy ETF (HYRM)
Xtrackers RREEF Global Natural Resources ETF (NRES)
Xtrackers Russell US Multifactor ETF (DEUS)
Xtrackers Russell 1000 US Quality at a Reasonable Price ETF (QARP)
Xtrackers Semiconductor Select Equity ETF (CHPS)
Xtrackers Short Duration High Yield Bond ETF (SHYL)
Xtrackers S&P 500 Carbon Budget ETF (CBGT)
Xtrackers S&P 500 ESG ETF (SNPE)
Xtrackers S&P 500 Growth ESG ETF (SNPG)
Xtrackers S&P 500 Value ESG ETF (SNPV)
Xtrackers S&P ESG Dividend Aristocrats ETF (SNPD)
Xtrackers S&P MidCap 400 ESG ETF (MIDE)
Xtrackers US Green Infrastructure Select Equity ETF (UPGR)
Xtrackers USD High Yield BB-B ex Financials ETF (BHYB)
Xtrackers USD High Yield Corporate Bond ETF (HYLB)
Xtrackers USD National Critical Technologies ETF (CRTC)

Effective July 1, 2024, the following replaces similar disclosure in the “PART II: PROXY VOTING” section of each fund’s Statement of Additional Information:
You may obtain information about how a fund voted proxies related to its portfolio securities during the 12-month period ended June 30 (1) without charge, upon request, by calling 844-851-4255; (2) on our Web site at dws.com/en-us/resources/proxy-voting; and (3) by visiting the SEC’s Web site at www.sec.gov.
Please Retain This Supplement for Future Reference
June 28, 2024
SAISTKR24-21